CASH AND CASH EQUIVALENTS (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents
Cash	$ 2,907,276	$ 139,835
Bank balances	46,425,927	29,234,531
Time deposit	1,500,315	10,616,688
Mutual funds	86,705,095	96,251,062
Total cash and cash equivalents	137,538,613	136,242,116	$ 141,263,880	$ 129,160,939
Dollar
Cash and cash equivalents
Total cash and cash equivalents	5,917,041	6,973,298
Euros
Cash and cash equivalents
Total cash and cash equivalents	51,401	17,245
Argentine Pesos
Cash and cash equivalents
Total cash and cash equivalents	6,726,906	19,681,449
Chilean pesos
Cash and cash equivalents
Total cash and cash equivalents	86,121,695	80,985,719
Paraguayan Guaran
Cash and cash equivalents
Total cash and cash equivalents	10,680,600	6,804,997
Brazilian Real
Cash and cash equivalents
Total cash and cash equivalents	$ 28,040,970	$ 21,779,408